UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09-30-2005

Check here if Amendment  [   ];   Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Petrus Securities L.P.
Address:  P. O. Box 269014

          Plano, TX    75026

13F File Number:  28-10140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Joy Leffingwell
Title:   CFO
Phone:   972/535-1945

Signature, Place and Date of Signing:

     Joy Leffingwell     Plano, TX    October 27, 2005


Report Type (check only one):

[ X ]      13F HOLDINGS REPORT.

[   ]      13F NOTICE.

[   ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form13F Information Table Entry Total:      34

Form13F Information Table Value Total:      $174,573 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP   COM              026874107     7435   120000 SH       SOLE    NONE           120000        0        0
APPLIED MATERIALS              COM              038222105     1696   100000 SH       SOLE    NONE           100000        0        0
ARROW ELECTRONICS              COM              042735100     7325   233584 SH       SOLE    NONE           233584        0        0
AUTOMATIC DATA PROCESSING      COM              053015103     5896   137000 SH       SOLE    NONE           137000        0        0
AUTOZONE                       COM              053332102     9324   112000 SH       SOLE    NONE           112000        0        0
BOB EVANS FARMS                COM              096761101     2271   100000 SH       SOLE    NONE           100000        0        0
BRISTOL-MYERS SQUIBB           COM              110122108      938    39000 SH       SOLE    NONE            39000        0        0
CABELA'S INCORPORATED - CLASS  A                126804301     1837   100000 SH       SOLE    NONE           100000        0        0
CBRL GROUP INC.                COM              12489V106     6516   193595 SH       SOLE    NONE           193595        0        0
COCA-COLA COMPANY              COM              191216100     4319   100000 SH       SOLE    NONE           100000        0        0
DARDEN RESTAURANTS             COM              237194105     4777   157300 SH       SOLE    NONE           157300        0        0
DELL COMPUTER CORP             COM              24702R101     3762   110000 SH       SOLE    NONE           110000        0        0
DST SYSTEMS                    COM              233326107     6360   116000 SH       SOLE    NONE           116000        0        0
DSW INC - CLASS A              A                23334L102      424    20000 SH       SOLE    NONE            20000        0        0
ENCORE WIRE                    COM              292562105     4593   282500 SH       SOLE    NONE           282500        0        0
FIRST DATA                     COM              319963104    10336   258400 SH       SOLE    NONE           258400        0        0
GANNETT COMPANY                COM              364730101     4749    69000 SH       SOLE    NONE            69000        0        0
HOME DEPOT                     COM              437076102    12300   322500 SH       SOLE    NONE           322500        0        0
JOHNSON & JOHNSON              COM              478160104     5189    82000 SH       SOLE    NONE            82000        0        0
KINDER MORGAN INC.             COM              49455P101    13943   145000 SH       SOLE    NONE           145000        0        0
KRISPY KREME DOUGHNUTS         COM              501014104     3349   535000 SH       SOLE    NONE           535000        0        0
MATTEL                         COM              577081102     5354   321000 SH       SOLE    NONE           321000        0        0
MERCURY GENERAL                COM              589400100     6599   110000 SH       SOLE    NONE           110000        0        0
MICROSOFT                      COM              594918104     3535   137400 SH       SOLE    NONE           137400        0        0
PERICOM SEMICONDUCTOR          COM              713831105     3528   399600 SH       SOLE    NONE           399600        0        0
PFIZER                         COM              717081103     5069   203000 SH       SOLE    NONE           203000        0        0
PRG-SCHULTZ INTERNATIONAL      COM              69357C107      402   133970 SH       SOLE    NONE           133970        0        0
PRGX  4.75%   11/26/2006       COM              69357CAA5     3374  3900000 SH       SOLE    NONE          3900000        0        0
SCHERING-PLOUGH                COM              806605101     1089    51750 SH       SOLE    NONE            51750        0        0
STATE STREET CORP.             COM              857477103     4647    95000 SH       SOLE    NONE            95000        0        0
TJX COMPANIES                  COM              872540109     7700   376000 SH       SOLE    NONE           376000        0        0
WAL-MART                       COM              931142103     6792   155000 SH       SOLE    NONE           155000        0        0
WASHINGTON MUTUAL              COM              939322103     5883   150000 SH       SOLE    NONE           150000        0        0
ZALE                           COM              988858106     3262   120000 SH       SOLE    NONE           120000        0        0